Trade and Notes Receivables - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Disclosure of financial assets [Line Items]
Individually impaired trade receivables	¥ 1,525	¥ 2,212
Provision relate to impaired trade and notes receivables	42
Impaired trade and receivables only a portion of the receivables is expected to be recovered	123
Trade and notes receivable	1,436	2,124
Individually impaired [member] | Impairment [member]
Disclosure of financial assets [Line Items]
Individually impaired trade receivables	46		¥ 66
Individually impaired [member] | Cost [member]
Disclosure of financial assets [Line Items]
Individually impaired trade receivables	¥ 46		¥ 66
Past due but not impaired [member]
Disclosure of financial assets [Line Items]
Trade and notes receivable		¥ 131